Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,593,929	¥ 11,566,664	¥ 8,887,338
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant and equipment	981	7,117	17,690
Amortization of the right-of-use assets	13,092	95,003	90,695
Provision of allowance for doubtful accounts	12,994	94,292	280,208
Provision of allowance for contract assets	42,992	311,983	95,174
Changes in operating assets and liabilities
Accounts receivable	(616,533)	(4,473,997)	(986,247)
Other receivable	(11,095)	(80,510)	(97,484)
Prepaid expenses and other current assets	(104,615)	(759,161)	644,397
Contract assets	(2,875,421)	(20,866,070)	7,890,313
Amount due from related parties	96,328	699,026	20,841,246
Deferred tax assets	(8,569)	(62,182)	(56,182)
Non-current assets	65,688	476,681	(472,905)
Accounts payable	(650,536)	(4,720,741)	11,417,068
Accrued expenses and other current liabilities	2,316,630	16,811,087	1,441,732
Income tax payable	258,457	1,875,544	1,990,524
Contract liabilities	286,814	2,081,323	(5,492,726)
Amount due to related parties	(1,906,669)	(13,836,127)	15,070,141
Lease liabilities	(13,092)	(95,003)	(90,695)
Other Current liabilities	363,539	2,638,092	119,707
Net cash provided by (used in) operating activities	(1,135,086)	(8,236,979)	61,589,994
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of Julong Online			(59,098,500)
Net cash (used in) investing activities			(59,098,500)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of short-term borrowing	1,378,037	10,000,000	(10,000,000)
Payment of deferred offering costs	(161,112)	(1,169,139)	(4,835,479)
Net cash (used in) provided by financing activities	1,216,925	8,830,861	(14,835,479)
Net (decrease) increase in cash, cash equivalents and restricted cash	81,839	593,882	(12,343,985)
Cash, cash equivalents and restricted cash at beginning of the period	2,862,476	20,772,130	25,614,931
Cash, cash equivalents and restricted cash at end of the period	2,944,315	21,366,012	13,270,946
Supplemental disclosure of cash flow information
- Income taxes (refund)	(9,485)	(68,832)	(17,571)
- Interest paid	$ 716	¥ 5,193	¥ 9,000